Document and Entity Information - USD ($)	3 Months Ended
	Sep. 30, 2017	Nov. 14, 2017	Nov. 03, 2017	Dec. 31, 2016
Document And Entity Information
Entity Registrant Name	Consorteum Holdings, Inc.
Entity Central Index Key	0001387976
Document Type	S-1
Document Period End Date	Sep. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float				$ 181,195
Entity Common Stock, Shares Outstanding		471,150,864	471,150,864
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2018